CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH
Summary of reconciliation of cash and cash equivalents, and restricted cash

	As of December 31,
	2020	2021
Cash and cash equivalents	53,454	65,263
Restricted cash	1,127	993
Cash and cash equivalents, and restricted cash	54,581	66,256